Debt (Percentage Of Outstanding Principal Balance) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
7.00% Senior Notes Due 2020 [Member] | Change Of Control Events [Member]
Percentage of principal amount	101.00%
7.00% Senior Notes Due 2019 [Member] | From July 15, 2015 To And Including July 14, 2016 [Member]
Redemption Percentage	103.50%
From July 15, 2015 To And Including July 14, 2016 [Member]
Payment Dates	From July 15, 2015 to and including July 14, 2016
7.00% Senior Notes Due 2019 [Member] | From July 15, 2016 To And Including July 14, 2017 [Member]
Redemption Percentage	101.75%
7.25% Senior Notes Due 2022 [Member] | From July 15, 2016 To And Including July 14, 2017 [Member]
Redemption Percentage	103.625%
From July 15, 2016 To And Including July 14, 2017 [Member]
Payment Dates	From July 15, 2016 to and including July 14, 2017
7.25% Senior Notes Due 2022 [Member] | From July 15, 2017 To And Including July 14, 2018 [Member]
Redemption Percentage	102.417%
From July 15, 2017 To And Including July 14, 2018 [Member]
Payment Dates	From July 15, 2017 to and including July 14, 2018
7.25% Senior Notes Due 2022 [Member] | From July 15, 2018 To And Including July 14, 2019 [Member]
Redemption Percentage	101.208%
From July 15, 2018 To And Including July 14, 2019 [Member]
Payment Dates	From July 15, 2018 to and including July 14, 2019
7.25% Senior Notes Due 2022 [Member] | From July 15, 2019 And Thereafter [Member]
Redemption Percentage	100.00%
From July 15, 2019 And Thereafter [Member]
Payment Dates	From July 15, 2019 and thereafter
7.00% Senior Notes Due 2019 [Member] | From July 15, 2017 And Thereafter [Member]
Redemption Percentage	100.00%
7.00% Senior Notes Due 2020 [Member] | From December 15, 2015 To And Including December 14, 2016 [Member]
Redemption Percentage	103.50%
From December 15, 2015 To And Including December 14, 2016 [Member]
Payment Dates	From December 15, 2015 to and including December 14, 2016
7.00% Senior Notes Due 2020 [Member] | From December 15, 2016 To And Including December 14, 2017 [Member]
Redemption Percentage	102.333%
From December 15, 2016 To And Including December 14, 2017 [Member]
Payment Dates	From December 15, 2016 to and including December 14, 2017
7.00% Senior Notes Due 2020 [Member] | From December 15, 2017 To And Including December 14, 2018 [Member]
Redemption Percentage	101.167%
From December 15, 2017 To And Including December 14, 2018 [Member]
Payment Dates	From December 15, 2017 to and including December 14, 2018
7.00% Senior Notes Due 2020 [Member] | From December 15, 2018 And Thereafter [Member]
Redemption Percentage	100.00%
From December 15, 2018 And Thereafter [Member]
Payment Dates	From December 15, 2018 and thereafter
7.00% Senior Notes Due 2019 [Member] | Prior To July 15, 2014 [Member]
Redemption Percentage	35.00%
7.25% Senior Notes Due 2022 [Member]
Redemption Percentage	35.00%
Percentage of principal amount	101.00%
7.00% Senior Notes Due 2020 [Member]
Redemption Percentage	35.00%
7.00% Senior Notes Due 2019 [Member]
Percentage of principal amount	101.00%
Interest expense	2.3